CONTRACTS IN PROGRESS (Tables)	6 Months Ended
Jun. 30, 2022
Construction Contracts [Abstract]
Disclosure of contracts in progress	A summary of the company’s contracts in progress is presented below:

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Contract costs incurred to date	$20,039	$21,290
Profit recognized to date (less recognized losses)	1,820	1,760
	21,859	23,050
Less: progress billings	(22,852)	(24,021)
Contract work in progress (liability)	$(993)	$(971)
Comprising:
Amounts due from customers – work in progress	$397	$427
Amounts due to customers – creditors	(1,390)	(1,398)
Net work in progress	$(993)	$(971)